Note 23 - Employee Benefits - Weighted Principal Assumptions (Details) R$ in Millions	Dec. 31, 2019 BRL (R$) Rate	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Actuarial assumption of medical cost trend rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage	1.00%
Increase in assumption	R$ (47.0)	R$ (113.8)	R$ (119.7)
Decrease in assumption	R$ 40.2	98.0	102.3
Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage | Rate	0.50%
Increase in assumption	R$ 211.9	295.8	289.7
Decrease in assumption	R$ (225.6)	(314.4)	(309.2)
Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Change in assumption, percentage | Rate	0.50%
Increase in assumption	R$ (5.4)	(24.2)	(12.9)
Decrease in assumption	5.1	23.0	12.3
Actuarial assumption of life expectancy after retirement [member]
Statement Line Items [Line Items]
Increase in assumption	(129.5)	(177.8)	(180.6)
Decrease in assumption	R$ 125.9	R$ 174.0	R$ 176.5
Change in assumption, year	1